SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.08%	0.00%
Expected volatility	64.10%		70.82%
Expected volatility, minimum		67.80%
Expected volatility, maximum		68.13%
Risk-free interest rate	1.00%		2.40%
Risk-free interest rate, minimum		1.89%
Risk-free interest rate, maximum		1.97%
Contractual term of up to	10 years	10 years	9 years
Employees [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	1.62	1.62	2.3
Management [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple		2.35	2.59